Financial Assets And Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 275,523	$ 250,207
Borrowings	616,055	549,332
Total	891,578	799,539
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	239,923	229,563
Borrowings	61,223	71,731
Total	301,146	301,294
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	11,898	5,147
Borrowings	81,900	154,895
Total	93,798	160,042
From 2 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	16,120	9,998
Borrowings	417,550	257,279
Total	433,670	267,277
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,582	5,499
Borrowings	55,382	65,427
Total	$ 62,964	$ 70,926